Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 13, 2013	Jul. 26, 2013	Sep. 30, 2013	Dec. 31, 2011 Subsidiary	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of subsidiaries acquired				3
Reverse stock split ratio		1-for-1.75
Reverse stock split ratio		0.57143
Aggregate proceeds from the IPO			$ 168,801
Shares of common stock	79,705,130
Number of authorized shares of common stock	200,000,000		200,000,000	155,000,000	160,000,000
Number of authorized shares of preferred stock	25,000,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares of common stock	11,499,998
Price per share of common stock	$ 16.00
Aggregate proceeds from the IPO	168,300
Underwriting discounts and commissions	12,900
Offering Expense paid	2,800
Capitalized expenses	$ 2,300
Exercise of Overallotment Option by Underwriters [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares of common stock	1,499,999